DOCUMENT AND ENTITY INFORMATION (USD $)	12 Months Ended
	Oct. 30, 2011	May 01, 2011	Dec. 02, 2011 Common Stock	Dec. 02, 2011 Common Stock Non-Voting
Entity Registrant Name	HORMEL FOODS CORP /DE/
Entity Central Index Key	0000048465
Document Type	10-K
Document Period End Date	Oct. 30, 2011
Amendment Flag	false
Current Fiscal Year End Date	--10-30
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float		$ 4,044,692,392
Entity Common Stock, Shares Outstanding			264,037,493	0
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY